Employee compensation and benefits - Benefits expected to be paid from plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Employee Compensation And Benefits [Abstract]
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 129
Principal plan
Employee Compensation And Benefits [Abstract]
Estimate of contributions expected to be paid to plan for next annual reporting period	13
Other plans
Employee Compensation And Benefits [Abstract]
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 116
Pension Plan | Principal plan
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	13 years 2 months 12 days	17 years 3 months 18 days
Pension Plan | Principal plan | 2023
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	$ 1,234
Pension Plan | Principal plan | 2024
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	1,275
Pension Plan | Principal plan | 2025
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	1,317
Pension Plan | Principal plan | 2026
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	1,359
Pension Plan | Principal plan | 2027
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	1,403
Pension Plan | Principal plan | 2028-2032
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	$ 7,737
Pension Plan | Other plans
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	10 years 2 months 12 days	12 years 8 months 12 days
Pension Plan | Other plans | 2023
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	$ 433
Pension Plan | Other plans | 2024
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	439
Pension Plan | Other plans | 2025
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	445
Pension Plan | Other plans | 2026
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	428
Pension Plan | Other plans | 2027
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	452
Pension Plan | Other plans | 2028-2032
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	$ 2,231